Representative's Warrant - Additional Information (Detail) - $ / shares		1 Months Ended	12 Months Ended
	May. 04, 2015	May. 31, 2015	Dec. 31, 2015
Class of Warrant or Right [Line Items]
Issuance of shares of common stock		56,997
Exercise price of warrant			$ 10.00
Warrant description			The warrant is exercisable for cash or on a cashless basis at a per share exercise price equal to $10.00 commencing on April 28, 2016, one year following the date of the prospectus filed with the SEC relating to the IPO, and expiring on April 28, 2020. In addition, the warrant provides for registration rights upon request, under certain circumstances. The piggyback registration right provided in connection with the warrant will terminate on April 28, 2022.
Warrant termination date			Apr. 28, 2022
Initial public offering, expiration date			Apr. 28, 2020
Common stock warrants [Member]
Class of Warrant or Right [Line Items]
Issuance of shares of common stock	82,500